CASH AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
SCHEDULE OF RECONCILIATION OF CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2023	2024
	RMB	RMB
Cash	377,947	640,119
Restricted cash	4,502	10,396
Total cash and restricted cash shown in the consolidated statements of cash flows	382,449	650,515